Derivative Liabilities (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member] Maximum [Member]	Dec. 31, 2013 Warrant [Member] Minimum [Member]
Summary of weighted-average assumptions of fair value calculations for warrants granted and subsequent revaluation (Textual)
Expected dividend yield			0.00%
Expected stock price volatility				172.00%	70.00%
Risk-free interest rate				1.75%	0.08%
Expected life of warrants				4 years 7 months 2 days	1 month 6 days
Number of warrants			4,300,351
Fair value of warrants	$ 775,596	$ 0	$ 775,596